Share Capital	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Share Capital
27.	SHARE CAPITAL

In May 2014, the Company’s annual general meeting of shareholders authorised share capital of the Company be increased from (A) US$7,700 divided into (i) 470,000,000 Class A Ordinary Shares of a nominal or par value of US$0.00001 each and (ii) 300,000,000 Class B Ordinary Shares of a nominal or par value of US$0.00001 each to (B) US$15,000 divided into (i) 1,200,000,000 Class A Ordinary Shares of a nominal or par value of US$0.00001 each and (ii) 300,000,000 Class B Ordinary Shares of a nominal or par value of US$0.00001 each, by the creation of an additional 730,000,000 Class A Ordinary Shares with a nominal or par value of US$0.00001 each to rank pari passu in all respects with the existing Class A Ordinary Shares.

Holders of Class A Ordinary Shares and Class B Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 10 votes. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any transfer of Class B Ordinary Shares by a holder to any person or entity which is not an affiliate of such holder, such Class B Ordinary Shares will be automatically converted into an equal number of Class A Ordinary Shares.

In May 2013, the Company issued 5,282,100 Class A ordinary shares to the sellers of Fastweb and WiFire BJ and Yilong in settlement of the contingent purchase considerations. In October 2013, the Company issued 34,683,042 Class A ordinary shares to Esta for an aggregate cash consideration of RMB533,301. In addition, Esta purchased 5,316,960 Class A ordinary shares from the Company’s existing shareholders for a total cash consideration of RMB78,685 which was paid to the selling shareholders through the Company.

In 2014, the Company issued 2,666,898 Class A ordinary shares to the sellers of Fastweb and WiFire BJ and Yilong in settlement of the contingent purchase considerations. In addition, the Company also issued 3,683,712 Class A ordinary shares to Galaxy ENet Inc. (Note 22(b)).

In 2015, the Company issued 39,087,125 Class A and 18,250,268 Class B ordinary shares to Kingsoft for an aggregate cash consideration of US$172,012 and the Company issued 6,142,410 Class A and 10,524,257 Class B ordinary shares to Xiaomi for an aggregate cash consideration of US$50,000. In addition, the Company issued 24,668,022 Class A ordinary shares to Esta for an aggregate cash consideration of US$74,004. The Company also issued 13,098,599 Class A ordinary shares to the sellers of Dermot Entities, GD Tianying and iJoy in settlement of the contingent purchase considerations.